Leases - Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 3,101	$ 4,280
Lease liabilities	2,903	3,184	$ 2,521
Current	631	889
Non-Current	2,272	2,295
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	831	1,175
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,437	1,811
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 833	$ 1,294